Schedule of investments
Delaware Global Listed Real Assets Fund	January 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.06%
Cheniere Energy 144A PIK 4.875% exercise price $93.64, maturity date 5/28/21 #, *	58,763	$59,130
Total Convertible Bond (cost $58,892)		59,130

Corporate Bonds — 14.99%
Basic Industry — 2.28%
Chemours 7.00% 5/15/25	265,000	274,209
First Quantum Minerals 144A 6.875% 3/1/26 #	400,000	417,250
Freeport-McMoRan 5.45% 3/15/43	380,000	475,707
Hudbay Minerals 144A 7.625% 1/15/25 #	320,000	333,704
New Gold 144A 6.375% 5/15/25 #	84,000	87,098
Novelis
144A 4.75% 1/30/30 #	230,000	241,931
144A 5.875% 9/30/26 #	90,000	94,387

Univar Solutions USA 144A 5.125% 12/1/27 #	415,000	436,451
		2,360,737
Capital Goods — 0.98%
Clean Harbors 144A 5.125% 7/15/29 #	310,000	337,260
Covanta Holding 6.00% 1/1/27	120,000	125,773
GFL Environmental 144A 5.125% 12/15/26 #	250,000	264,088
Sealed Air 144A 4.00% 12/1/27 #	275,000	292,875
		1,019,996
Communications — 4.40%
CCO Holdings 144A 5.375% 6/1/29 #	395,000	428,950
Clear Channel Worldwide Holdings 9.25% 2/15/24	130,000	135,471
CSC Holdings
144A 3.375% 2/15/31 #	200,000	195,420
144A 5.75% 1/15/30 #	365,000	392,266

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	73,000	74,220
Gray Television 144A 7.00% 5/15/27 #	260,000	284,492
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	216,000	232,520
Level 3 Financing 144A 4.25% 7/1/28 #	300,000	307,713
Lumen Technologies
144A 4.00% 2/15/27 #	140,000	144,955
144A 5.125% 12/15/26 #	205,000	218,291

Nexstar Broadcasting 144A 5.625% 7/15/27 #	338,000	359,302
Outfront Media Capital 144A 4.625% 3/15/30 #	385,000	384,519
Sirius XM Radio 144A 5.50% 7/1/29 #	340,000	370,600
Sprint Capital 8.75% 3/15/32	100,000	152,850
T-Mobile USA 4.75% 2/1/28	170,000	181,790
NQ-095 [1/21] 3/21 (1551941)    1

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	$214,940
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	200,042
Zayo Group Holdings 144A 4.00% 3/1/27 #	275,000	276,134
		4,554,475
Consumer Cyclical — 1.10%
Carnival 144A 7.625% 3/1/26 #	60,000	63,563
Hilton Domestic Operating 4.875% 1/15/30	320,000	345,536
Lennar 5.00% 6/15/27	160,000	190,200
MGM Growth Properties Operating Partnership 5.75% 2/1/27	341,000	382,762
Murphy Oil USA 144A 3.75% 2/15/31 #	160,000	160,400
		1,142,461
Consumer Non-Cyclical — 1.41%
HCA
5.375% 2/1/25	120,000	134,907
5.875% 2/1/29	350,000	417,480

JBS USA LUX 144A 5.50% 1/15/30 #	250,000	284,335
Pilgrim's Pride
144A 5.75% 3/15/25 #	160,000	163,816
144A 5.875% 9/30/27 #	117,000	124,657
Tenet Healthcare
5.125% 5/1/25	90,000	91,295
6.875% 11/15/31	230,000	249,219
		1,465,709
Energy — 3.15%
CNX Resources
144A 6.00% 1/15/29 #	110,000	113,886
144A 7.25% 3/14/27 #	160,000	172,248
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	370,000	356,909
144A 6.00% 2/1/29 #	100,000	96,521

DCP Midstream Operating 5.125% 5/15/29	330,000	359,469
Genesis Energy 6.50% 10/1/25	270,000	250,337
Marathon Oil 4.40% 7/15/27	130,000	146,605
Murphy Oil
5.875% 12/1/27	325,000	309,283
6.875% 8/15/24	160,000	156,600

NuStar Logistics 6.375% 10/1/30	125,000	137,891
2    NQ-095 [1/21] 3/21 (1551941)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
2.70% 2/15/23	149,000	$147,480
3.00% 2/15/27	70,000	64,881
6.625% 9/1/30	65,000	73,223

Southwestern Energy 7.75% 10/1/27	360,000	380,475
Targa Resources Partners
144A 4.875% 2/1/31 #	305,000	318,725
5.375% 2/1/27	170,000	176,082
		3,260,615
Real Estate Operating Companies/Developer — 0.16%
HAT Holdings I 144A 3.75% 9/15/30 #	160,000	161,800
		161,800
Transportation — 0.44%
DAE Funding 144A 5.75% 11/15/23 #	175,000	180,031
Delta Air Lines 144A 7.00% 5/1/25 #	240,000	278,457
		458,488
Utilities — 1.07%
Calpine 144A 5.00% 2/1/31 #	60,000	61,740
NRG Energy 144A 3.625% 2/15/31 #	160,000	166,700
PG&E 5.25% 7/1/30	250,000	275,313
TerraForm Power Operating 144A 4.75% 1/15/30 #	210,000	225,689
Vistra Operations
144A 5.00% 7/31/27 #	120,000	126,444
144A 5.50% 9/1/26 #	120,000	124,914
144A 5.625% 2/15/27 #	120,000	126,764
		1,107,564
Total Corporate Bonds (cost $14,839,409)		15,531,845

Non-Agency Commercial Mortgage-Backed Securities — 2.19%
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	600,000	668,575
GS Mortgage Securities Trust Series 2017-GS6 B 3.869% 5/10/50	730,000	816,254
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	778,926
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,165,566)		2,263,755

NQ-095 [1/21] 3/21 (1551941)    3

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
		Principal amount°	Value (US $)

Loan Agreements — 2.89%
Calpine
2.38% (LIBOR01M + 2.25%) 4/5/26 •		323,081	$322,955
2.63% (LIBOR01M + 2.50%) 12/2/27 •		83,008	83,170

Calpine Construction Finance Tranche B TBD 1/15/25 X		125,558	125,245
CenturyLink Tranche B 2.371% (LIBOR01M + 2.25%) 3/15/27 •		445,500	444,695
Charter Communications Operating Tranche B2 1.88% (LIBOR01M + 1.75%) 2/1/27 •		261,477	261,477
CSC Holdings 2.377% (LIBOR01M + 2.25%) 7/17/25 •		251,087	250,302
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •		298,500	301,734
HCA Tranche B-12 1.871% (LIBOR01M + 1.75%) 3/13/25 •		345,625	346,736
HCA Tranche B13 1.871% (LIBOR01M + 1.75%) 3/18/26 •		167,450	168,170
Lamar Media Tranche B 1.631% (LIBOR01M + 1.50%) 2/5/27 •		169,139	168,716
LCPR Loan Financing 5.127% (LIBOR01M + 5.00%) 10/15/26 •		100,000	101,000
Telenet Financing Tranche AR 2.127% (LIBOR01M + 2.00%) 4/30/28 •		255,000	253,611
Vistra Operations 1.872% (LIBOR01M + 1.75%) 12/31/25 •		168,138	168,453
Total Loan Agreements (cost $2,990,646)			2,996,264

Sovereign Bonds — 9.17%Δ
Australia — 0.28%
Australia Government Bonds
0.75% 11/21/27	AUD	300,231	271,941
2.50% 9/20/30	AUD	14,607	17,993
			289,934
Canada — 0.56%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	319,452	383,028
4.25% 12/1/26	CAD	191,282	199,504
			582,532
France — 1.36%
French Republic Government Bond OAT
0.10% 3/1/25	EUR	239,181	307,851
0.10% 3/1/28	EUR	488,983	653,307
4    NQ-095 [1/21] 3/21 (1551941)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
France (continued)
French Republic Government Bond OAT
144A 1.80% 7/25/40 #	EUR	109,736	$221,580
3.15% 7/25/32	EUR	118,465	226,779
			1,409,517
Germany — 0.57%
Deutsche Bundesrepublik Inflation Linked Bond 0.10% 4/15/26	EUR	448,179	596,968
			596,968
Italy — 1.24%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/23	EUR	760,884	950,014
144A 3.10% 9/15/26 #	EUR	223,109	331,492
			1,281,506
Japan — 0.31%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	33,044,061	318,216
			318,216
Spain — 0.51%
Spain Government Inflation Linked Bond 0.15% 11/30/23	EUR	414,230	528,572
			528,572
United Kingdom — 4.34%
United Kingdom Gilt Inflation Linked
0.125% 3/22/29	GBP	144,637	253,736
0.125% 3/22/44	GBP	202,187	478,599
0.125% 3/22/46	GBP	203,795	498,568
0.125% 3/22/58	GBP	103,229	312,707
0.125% 3/22/68	GBP	149,277	569,458
0.25% 3/22/52	GBP	107,918	302,381
0.625% 3/22/40	GBP	226,372	542,075
1.125% 11/22/37	GBP	129,159	316,737
1.25% 11/22/32	GBP	268,990	578,926
1.875% 11/22/22	GBP	428,139	644,766
			4,497,953
Total Sovereign Bonds (cost $8,557,228)			9,505,198

US Treasury Obligations — 5.25%
US Treasury Inflation Indexed Bonds
1.00% 2/15/49		215,103	297,862
NQ-095 [1/21] 3/21 (1551941)    5

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Inflation Indexed Bonds
1.375% 2/15/44	265,746	$379,816
2.125% 2/15/40	127,623	196,541
US Treasury Inflation Indexed Notes
0.25% 7/15/29	940,022	1,069,124
0.50% 1/15/28	291,494	333,250
0.625% 4/15/23	1,107,377	1,172,997
0.625% 1/15/26	1,772,127	1,993,842
Total US Treasury Obligations (cost $5,065,667)		5,443,432
	Number of shares
Common Stock — 62.57%
Consumer Staples — 1.98%
Archer-Daniels-Midland	9,825	491,348
Bunge	18,057	1,181,650
Sanderson Farms	2,751	374,659
		2,047,657
Energy — 9.64%
Chevron	10,307	878,156
Cimarex Energy	9,175	387,002
Denbury †	41,787	1,195,526
Enbridge	30,989	1,041,085
EQT	49,130	801,310
Equinor ADR	40,365	715,672
Kimbell Royalty Partners	44,473	371,794
Overseas Shipholding Group Class A †	105,601	218,594
Schlumberger	51,050	1,133,821
Suncor Energy	55,188	923,145
TC Energy	25,204	1,080,298
Valero Energy	22,008	1,241,911
		9,988,314
Financials — 0.84%
Uranium Participation †	253,293	871,546
		871,546
Industrials — 11.65%
Aena SME 144A #, †	6,769	1,043,894
ALEATICA	984,949	1,021,034
Arcosa	20,037	1,117,864
Atlantia †	65,146	1,032,044
Atlas Arteria	215,764	1,039,922
East Japan Railway	17,300	1,141,145
6    NQ-095 [1/21] 3/21 (1551941)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Enav 144A #	253,134	$1,072,766
Sacyr	476,279	1,042,876
Sydney Airport †	220,298	957,261
TPI Composites †	8,226	492,820
Transurban Group	107,516	1,083,342
Vinci	11,072	1,026,686
		12,071,654
Materials — 8.34%
Acadian Timber	50,676	650,317
Air Products and Chemicals	1,851	493,773
Barrick Gold	42,429	947,623
CF Industries Holdings	20,598	852,345
FMC	4,074	441,173
Hudbay Minerals	208,379	1,185,677
Louisiana-Pacific	12,241	465,280
Newmont	20,847	1,242,481
Nutrien	24,366	1,198,076
Steel Dynamics	14,339	491,398
West Fraser Timber	6,614	423,813
Wheaton Precious Metals	6,167	253,279
		8,645,235
Real Estate Operating Companies/Developer — 2.56%
Castellum	11,371	272,806
CK Asset Holdings	65,000	324,319
Grainger	40,368	146,777
Kojamo	10,315	219,821
Mitsubishi Estate	24,200	382,844
Mitsui Fudosan	9,800	198,917
New World Development	21,031	97,375
Nyfosa †	17,105	165,274
Sun Hung Kai Properties	32,500	443,957
TAG Immobilien †	4,091	125,621
Tokyo Tatemono	7,996	107,950
Wihlborgs Fastigheter	8,000	164,288
		2,649,949
REIT Diversified — 2.51%
Activia Properties	61	243,921
Ascendas Real Estate Investment Trust	43,035	99,296
Charter Hall Group	25,017	258,490
Fastighets Balder Class B †	3,604	180,108
Inmobiliaria Colonial Socimi	4,073	39,156
NQ-095 [1/21] 3/21 (1551941)    7

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Diversified (continued)
Mapletree Logistics Trust	141,900	$210,458
NIPPON REIT Investment	61	216,851
Weyerhaeuser	43,548	1,358,262
		2,606,542
REIT Healthcare — 1.58%
Alexandria Real Estate Equities	2,834	473,590
Assura	136,182	134,864
Healthcare Realty Trust	6,856	205,748
Healthpeak Properties	6,467	191,746
Omega Healthcare Investors	4,498	162,918
Sabra Health Care REIT	11,461	192,430
Welltower	4,566	276,700
		1,637,996
REIT Hotel — 0.36%
Host Hotels & Resorts	6,845	92,750
VICI Properties	11,076	280,001
		372,751
REIT Industrial — 2.66%
Americold Realty Trust	2,441	85,215
Duke Realty	4,229	167,299
GLP J-REIT	146	235,213
Goodman Group	28,791	387,440
Granite Real Estate Investment Trust	3,703	216,895
Industrial & Infrastructure Fund Investment	110	198,005
Mapletree Industrial Trust	93,100	200,469
Prologis	8,280	854,496
Rexford Industrial Realty	4,583	224,292
Segro	14,805	192,680
		2,762,004
REIT Information Technology — 1.04%
American Tower	879	199,849
Digital Realty Trust	3,899	561,261
Equinix	212	156,872
SBA Communications	591	158,784
		1,076,766
REIT Mall — 0.63%
Simon Property Group	7,038	654,041
		654,041
8    NQ-095 [1/21] 3/21 (1551941)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Manufactured Housing — 0.70%
Equity LifeStyle Properties	5,419	$329,692
Sun Communities	2,741	392,319
		722,011
REIT Multifamily — 2.97%
Apartment Income REIT †	3,141	121,777
Apartment Investment and Management Class A	3,141	14,417
AvalonBay Communities	2,536	415,067
Bluerock Residential Growth REIT	12,327	128,940
Camden Property Trust	751	76,715
Daiwa Securities Living Investments	270	259,473
Deutsche Wohnen	4,894	242,187
Equity Residential	7,540	464,766
Essex Property Trust	1,589	380,740
Killam Apartment Real Estate Investment Trust	12,565	172,545
UDR	3,662	140,804
Vonovia	9,821	655,748
		3,073,179
REIT Office — 1.77%
Boston Properties	3,376	308,127
Cousins Properties	4,007	126,381
Daiwa Office Investment	22	142,629
Equity Commonwealth	6,246	178,073
Highwoods Properties	5,312	199,147
Hudson Pacific Properties	6,733	157,821
Kilroy Realty	5,620	318,261
Piedmont Office Realty Trust Class A	8,763	134,775
SL Green Realty	3,984	268,824
		1,834,038
REIT Retail — 0.43%
Japan Retail Fund Investment	126	239,090
Link REIT	23,900	207,338
		446,428
REIT Self-Storage — 0.47%
Extra Space Storage	3,278	373,004
Public Storage	515	117,224
		490,228
REIT Shopping Center — 0.22%
Federal Realty Investment Trust	907	79,417
NQ-095 [1/21] 3/21 (1551941)    9

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Shopping Center (continued)
Regency Centers	1,782	$84,075
SITE Centers	6,192	68,669
		232,161
REIT Single Tenant — 0.36%
Four Corners Property Trust	6,045	159,346
Spirit Realty Capital	5,672	218,713
		378,059
REIT Specialty — 0.80%
Civitas Social Housing	100,000	147,403
Innovative Industrial Properties	1,511	282,738
Invitation Homes	13,584	400,457
		830,598
Utilities — 11.06%
Atmos Energy	12,091	1,076,099
Hydro One 144A #	44,348	1,027,590
Infraestructura Energetica Nova †	291,071	1,064,662
National Grid	87,088	1,011,588
PPL	38,203	1,057,077
Sempra Energy	8,571	1,060,747
Severn Trent	32,344	1,022,489
Snam	190,707	1,000,012
Spark Infrastructure Group	643,193	1,077,812
Terna Rete Elettrica Nazionale	141,518	1,026,310
United Utilities Group	82,391	1,038,522
		11,462,908
Total Common Stock (cost $59,348,398)		64,854,065

Master Limited Partnerships — 1.32%
Black Stone Minerals	67,752	577,924
Enviva Partners	15,880	791,142
Total Master Limited Partnerships (cost $1,087,470)		1,369,066

Rights — 0.02%
Mapletree Logistics Trust †	417,119	20,754
Total Rights (cost $21,309)		20,754

10    NQ-095 [1/21] 3/21 (1551941)

(Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 1.94%
Money Market Mutual Funds — 1.94%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	503,715	$503,715
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	503,715	503,715
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	503,715	503,715
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	503,715	503,715
Total Short-Term Investments (cost $2,014,860)		2,014,860
Total Value of Securities—100.40% (cost $96,149,445)		104,058,369

Liabilities Net of Receivables and Other Assets—(0.40%)		(414,841)
Net Assets Applicable to 8,164,125 Shares Outstanding—100.00%		$103,643,528
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $13,653,459, which represents 13.17% of the Fund's net assets.
*	PIK. 100% of the income received was in the form of principal.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after January 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
NQ-095 [1/21] 3/21 (1551941)    11

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
The following foreign currency exchange contracts were outstanding at January 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	20,725	USD	(25,156)	2/1/21	$—	$(4)
BNYM	GBP	(12,544)	USD	17,202	2/1/21	14	—
BNYM	MXN	643,801	USD	(31,431)	2/3/21	—	(42)
CITI	CAD	(30,000)	USD	23,461	4/8/21	—	(2)
CITI	EUR	(11,000)	USD	13,393	4/8/21	23	—
JPMCB	AUD	(342,318)	USD	263,311	4/8/21	1,588	—
JPMCB	CAD	(720,940)	USD	563,186	4/8/21	—	(682)
JPMCB	EUR	(3,137,146)	USD	3,824,636	4/8/21	11,498	—
JPMCB	GBP	(3,250,704)	USD	4,385,313	4/8/21	—	(70,397)
JPMCB	JPY	(33,309,397)	USD	319,735	4/8/21	1,499	—
Total Foreign Currency Exchange Contracts						$14,622	$(71,127)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
CITI – Citigroup
CPI – Consumer Price Index
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
OAT – Obligations Assimilables du Tresor
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
TBD – To be determined
Summary of currencies:
AUD – Australian Dollar
12    NQ-095 [1/21] 3/21 (1551941)

(Unaudited)
Summary of currencies: (continued)
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
USD – US Dollar
NQ-095 [1/21] 3/21 (1551941)    13